Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating expenses
General and administrative expenses	$ 1,067,070	$ 76,520	$ 396,434	$ 42,918
Professional fees	292,131	114,391	438,461	349,031
Total operating expenses	1,359,201	190,911	834,895	391,949
Operating loss	(1,359,201)	(190,911)	(834,895)	(391,949)
Other income (expenses)
Interest income	6	1	13	7
Change in fair value of earnout shares liability	1,039,282		18,731,514
Change in fair value of warrants liability	234,195		(397,553)
Forbearance fee expense			(13,226,926)
Interest expense	(222,363)	(31,786)	(168,886)	(109,353)
Total other income (expense)	1,051,120	(31,785)	4,938,162	(109,346)
Loss before income tax expense	(308,081)	(222,696)	4,103,267	(501,295)
Income tax expense			(200)
Net loss	$ (308,081)	$ (222,696)	$ 4,103,067	$ (501,295)
Net loss per share of common shares, basic	$ (0.02)	$ (0.06)	$ 0.73	$ (0.26)
Weighted-average number of common shares outstanding, basic	12,475,345	3,531,111	5,640,991	1,893,001
Net loss per share of common shares, diluted	$ (0.02)	$ (0.06)	$ 0.13	$ (0.26)
Weighted-average number of common shares outstanding, diluted	12,475,345	3,531,111	32,175,764	1,893,001